Income Taxes (Reconciliation of the Applicable Statutory Tax Rate to the Effective Tax Rate) (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026	[1]	Mar. 31, 2025	Mar. 31, 2024
Reconciliation Of Income Tax Expense Benefit And Statutory Federal Tax Rate [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		25.59%		30.62%	30.62%
Forecast [Member]
Reconciliation Of Income Tax Expense Benefit And Statutory Federal Tax Rate [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	31.52%

[1]	Income taxes applicable to us in Japan are imposed by the national and local governments, and the aggregate of these taxes resulted in a combined normal effective statutory tax rate of 30.62% for each of the fiscal years ended March 31, 2024 and 2025. MHFG used the Japanese statutory corporate income tax rate of 25.59% as the applicable national statutory tax rate in the reconciliation of the statutory tax rate to the effective tax rate for the fiscal year ended March 31, 2026. Foreign subsidiaries are subject to income taxes of the jurisdictions in which they operate, and these taxes are reflected in the effective income tax rate.